Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Statement of Income Captions [Line Items]
Net income	$ 253,161	$ 216,163	$ 97,849
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(72,559)	(17,210)	11,104
Unrealized gain (loss) on available-for-sale investments	73,696	(15,876)	0
Less: reclassification adjustment for gains recorded in net income	(60,069)	0	0
Other comprehensive income (loss)	(58,932)	(33,086)	11,104
Comprehensive income	194,229	183,077	108,953
Comprehensive income attributable to Qihoo 360 Technology Co. Ltd.	261,813	190,616	110,918
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Net income	306,968	222,768	99,652
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(54,032)	(42,342)	11,266
Unrealized gain (loss) on available-for-sale investments	(2,838)	10,190	0
Less: reclassification adjustment for gains recorded in net income	11,715	0	0
Other comprehensive income (loss)	(45,155)	(32,152)	11,266
Comprehensive income	261,813	190,616	110,918
Comprehensive income attributable to Qihoo 360 Technology Co. Ltd.	$ 261,813	$ 190,616	$ 110,918